UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-01436

 Capstone Series Fund, Inc.

(Exact name of registrant as specified in charter)

5847 San Felipe, Suite 4100, Houston, Texas 77057

(Address of principal executive offices) (Zip code)

Allan S. Mostoff, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006

(Name and address of agent for service)

Registrant's telephone number, including area code: 713-260-9000

Date of fiscal year end:                       October 31st

Date of reporting period:                    July 1, 2003 through June 30, 2004

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Proxy Voting Record

CAPSTONE GROWTH FUND

(a Series of Capstone Series Fund, Inc.)

Company	Ticker	Cusip	Meeting	Date	Proposal		Shareholder/Mgmt	Board	Capstone
Name	Symbol	Number	Date	Voted	#	Issue	Proposal	Vote	Vote
American International Group, Inc.	AIG	26874107	05/19/04	05/01/04	1	Election of directors.	M	For	For
American International Group, Inc.					2	Adopt the chief executive officer annual compensation plan.	M	For	For
American International Group, Inc.					3	Adopt a director stock plan.	M	For	For
American International Group, Inc.					4	Ratification of independent accountants.	M	For	For
American International Group, Inc.					5	Shareholder proposal #1	S	Against	Against
American International Group, Inc.					6	Shareholder proposal #2	S	Against	Against
American International Group, Inc.					7	Shareholder proposal #3	S	Against	Against
American Standard Cos. Inc.	ASD	29712106	05/04/04	N/A	1	Election of directors.	M	For	No, did not receive proxy on time
American Standard Cos. Inc.					2	Approval of an amendment to the restated certificate of incorporation.	M	For	No, did not receive proxy on time
American Standard Cos. Inc.					3	Ratification of Ernst & Young LLP as independent auditors.	M	For	No, did not receive proxy on time
Amgen Incorporated	AMGN	31162100	05/13/04	04/26/04	1	Election of directors.	M	For	For
Amgen Incorporated					2	Ratification of Ernst & Young LLP as independent auditors.	M	For	For
Amgen Incorporated					3	EEO-1 report.	S	Against	Against
Amgen Incorporated					4	Expensing of stock options in the annual report.	S	Against	For
Applera Corporation	ABI	38020103	10/16/03	10/03/03	1	Election of directors.	M	For	For
Applera Corporation					2	Ratification of Pricewaterhouse-Coopers as independent accountants.	M	For	For
Cardinal Health, Inc.	CAH	14149Y108	11/05/03	10/20/03	1	Election of directors.	M	For	For
Chevron Texaco Corporation	CVX	166764100	04/28/04	04/19/04	1	Election of directors.	M	For	For
Chevron Texaco Corporation					2	Ratification of independent accountants.	M	For	For
Chevron Texaco Corporation					3	Show support for the stockholder rights plan policy.	M	For	For
Chevron Texaco Corporation					4	Approval of the long-term incentive plan.	M	For	For
Chevron Texaco Corporation					5	Issue a report reviewing the economic effects of the HIV/AIDS, tuberculosis and maleria pandemics on business strategies.	M	Against	Against
Chevron Texaco Corporation					6	Issue a report disclosing policies for political contributions.	M	Against	Against
Chevron Texaco Corporation					7	Amend the company's governance documents to provide that the nominees for director receive the vote of a majority of the shares.	M	Against	Against
Chevron Texaco Corporation					8	Issue a report on new initiatives taken by management to adress the health and enviromental concerns for people living near where Texaco operated in Ecuador.	M	Against	Against
Chevron Texaco Corporation					9	Issue a report explaining how the company will respond to public pressure to develop renewable energy sources.	M	Against	Against
Cisco Systems, Inc.	CSCO	17275R102	11/11/03	10/13/03	1	Election of directors.	M	For	For
Cisco Systems, Inc.					2	To approve an amendment and restatement of the employee stock purchase plan.	M	For	For
Cisco Systems, Inc.					3	Ratification of Pricewaterhouse-Coopers LLP as independent auditors.	M	For	For
Cisco Systems, Inc.					4	A shareholder proposal asking that the board prepare a report each fiscal year on Cisco hardware and software provided to government agencies and state-owned communications.	S	Against	Against
Cisco Systems, Inc.					5	A shareholder proposal asking that the board compensation committee prepare a report comparing total compensation of the company's top executive's and its lowest paid workers in the U.S. and abroad.	S	Against	Against
Citigroup Incorporated	C	172967101	04/20/04	04/13/04	1	Election of directors.	M	For	For
Citigroup Incorporated					2	Ratification of KPMG LLP as independent auditors.	M	For	For
Citigroup Incorporated					3	The request of a curb on executive compensation.	S	Against	Against
Citigroup Incorporated					4	The request of a report on political contributions.	S	Against	Against
Citigroup Incorporated					5	The request of a discontinuation of all rights.	S	Against	Against
Citigroup Incorporated					6	The request that the chairman of the board have no management duties.	S	Against	Against
Danaher Corporation	DHR	235851102	05/04/04	04/23/04	1	Election of directors.	M	For	For
Danaher Corporation					2	Ratification of Ernst & Young LLP as independent auditors.	M	For	For
Danaher Corporation					3	Approval of the amended and restated 1998 stock option plan.	M	For	For
Danaher Corporation					4	The inclusion of language on boars diversity in the charter of the nominating and governance committee.	S	Against	For
Dell Computer Corp.	DELL	247025109	07/18/03	N/A	1	Election of directors.	M	For	No, did not receive proxy on time
Dell Computer Corp.					2	Elimination of classified board.	M	For	No, did not receive proxy on time
Dell Computer Corp.					3	Change of company name to "Dell Inc."	M	For	No, did not receive proxy on time
Dell Computer Corp.					4	Approval of executive annual incentive bonus plan.	M	For	No, did not receive proxy on time
Exxon Mobil Corporation	XOM	30231G102	05/26/04	05/05/04	1	Election of directors.	M	For	For
Exxon Mobil Corporation					2	Ratification of independent auditors.	M	For	For
Exxon Mobil Corporation					3	Approval of the non-employee director restricted stock plan.	M	For	For
Exxon Mobil Corporation					4	Report on political contributions.	S	Against	Against
Exxon Mobil Corporation					5	Report on political contributions.	S	Against	Against
Exxon Mobil Corporation					6	Media response on equatorial guinea.	S	Against	Against
Exxon Mobil Corporation					7	Separate positions of CEO and Chairman of the board.	S	Against	For
Exxon Mobil Corporation					8	Limits on executive compensation.	S	Against	Against
Exxon Mobil Corporation					9	Issue a report on equity compensation.	S	Against	Against
Exxon Mobil Corporation					10	Amendment of the EEO Policy.	S	Against	Against
Exxon Mobil Corporation					11	Issue a climate science Report	S	Against	Against
Fannie Mae	FNM	313586109	05/25/04	N/A	1	Election of directors.	M	For	No, did not receive proxy on time
Fannie Mae					2	Ratification of selection of auditors	M	For	No, did not receive proxy on time
Fannie Mae					3	Approval of an amendment to the employee stock purchase plan	M	For	No, did not receive proxy on time
Fannie Mae					4	To reinstate cumulative voting	S	Against	No, did not receive proxy on time
FiServ, Incorporated	FISV	337738108	04/06/04	03/11/04	1	Election of directors.	M	For	For
FiServ, Incorporated					2	Ratification of Deloitte & Touche LLP as independent auditors.	M	For	For
FiServ, Incorporated					3	Approval of the stock option and restricted stock plan.	M	For	For
General Electric	GE	369604103	04/28/04	04/19/04	1	Institute cumulative voting.	S	Against	For
General Electric					2	Report on animal testing.	S	Against	Against
General Electric					3	Report on nuclear risk.	S	Against	Against
General Electric					4	Report on PCB cleanup costs.	S	Against	Against
General Electric					5	Report on offshore sourcing.	S	Against	Against
General Electric					6	Report on the sustainability index.	S	Against	Against
General Electric					7	Report on compensation committee independence.	S	Against	Against
General Electric					8	Report on pay disparity.	S	Against	Against
General Electric					9	The end of stock options and bonuses.	S	Against	Against
General Electric					10	Limitation of outside directorships.	S	Against	Against
General Electric					11	An independent board chairman.	S	Against	For
General Electric					12	Explore the sale of the company.	S	Against	Against
General Electric					13	Holding stock from stock options.	S	Against	Against
General Electric					14	A fully independent board.	S	Against	Against
General Electric					15	Report on political contributions.	S	Against	Against
General Electric					A	Election of directors.	M	For	For
General Electric					B	Ratification of independent auditors.	M	For	For
General Electric					C	Revenue measurement added to executive officer performance goals.	M	For	For
Gilead Sciences, Inc.	GILD	375558103	05/25/04	05/15/04	1	Election of directors.	M	For	For
Gilead Sciences, Inc.					2	Ratification of Ernst & Young LLP as independent auditors.	M	For	For
Gilead Sciences, Inc.					3	Approval of the 2004 equity incentive plan.	M	For	For
Gilead Sciences, Inc.					4	Approval of an amendment to the restated certificate of incorporation.	M	For	For
Intuit Incorporated	INTU	461202103	10/30/03	10/15/03	1	Election of directors.	M	For	For
Intuit Incorporated					2	To approve the amendment of the 1996 employee stock purchase plan.	M	For	For
Intuit Incorporated					3	Ratification of Ernst&Young LLP as independent auditors.	M	For	For
Johnson & Johnson	JNJ	478160104	04/22/04	03/19/04	1	Election of directors.	M	For	For
Johnson & Johnson					2	Ratification of Pricewaterhouse Coopers LLP as independent auditors.	M	For	For
Johnson & Johnson					3	To cease making all charitable contributions.	S	Against	Against
KLA-Tencor Corporation	KLAC	482480100	11/05/03	10/25/03	1	Election of directors.	M	For	For
KLA-Tencor Corporation					2	Ratification of Pricewaterhouse-Coopers LLP as independent accountants.	M	For	For
L-3 Communications Holdings, Inc.	LLL	502424104	04/24/04	04/14/04	1	Election of directors.	M	For	For
L-3 Communications Holdings, Inc.					2	Ratification of Pricewaterhouse Coopers LLP as independent auditors.	M	For	For
L-3 Communications Holdings, Inc.					3	Approval of amendment to the 1999 long term performance plan.	M	For	For
L-3 Communications Holdings, Inc.					4	Ratification of the terms of perfomance-based compensation under the 1999 long term performance plan.	M	For	For
Lowe's Companies, Inc.	LOW	548661107	05/28/04	05/15/04	1	Election of directors.	M	For	For
Lowe's Companies, Inc.					2	Ratification of Deloitte & Touche LLP as independent auditors.	M	For	For
Merrill Lynch & Co., Inc	MER	590188108	04/23/04	03/18/04	1	Election of directors.	M	For	For
Merrill Lynch & Co., Inc					2	Ratification of Deloitte & Touche LLP as independent auditors.	M	For	For
Merrill Lynch & Co., Inc					3	Cumulitive voting.	S	Against	For
Merrill Lynch & Co., Inc					4	Independent chairman separate from CEO.	S	Against	For
Microchip Technology Inc.	MCHP	595017104	08/15/03	08/05/03	I	Election of directors.	M	For	For
Microchip Technology Inc.					2	To amend the 2001 employee stock purchase plan to increase the number of shares by 975,000 shares.	M	For	For
Microchip Technology Inc.					3	To amend the 2001 employee stock purchase plan to add an annual automatic increase in the number of shares reserved for issuance under such plan.	M	For	For
Microsoft Corporation	MSFT	594918104	11/11/03	10/13/03	1	Election of directors.	M	For	For
Microsoft Corporation					2	Adoption of the amendment to the 2001 stock plan.	M	For	For
Microsoft Corporation					3	Adoption of the amendment to the 1999 stock option plan for non-employee directors..	M	For	For
Microsoft Corporation					4	A shareholder request to refrain from making direct charitable contributions.	S	Against	Against
Omnicare, Inc.	OCR	681904108	05/18/04	05/06/04	1	Election of directors.	M	For	For
Omnicare, Inc.					2	Approval of the 2004 stock and incentive plan.	M	For	For
Omnicare, Inc.					3	Ratification of independent accountants.	M	For	For
Oracle Corporation	ORCL	683389X105	10/13/03	10/03/03	1	Election of directors.	M	For	For
Oracle Corporation					2	Approval of the 2004 executive bonus plan.	M	For	For
Oracle Corporation					3	Ratify the appointment of Ernst&Young as independent auditors.	M	For	For
Oracle Corporation					4	Approval of the amended and restated 1993 director stock plan.	M	For	For
Oracle Corporation					5	Adopt the China business principles for rights of workers in China.	S	Against	Against
Pactiv	PTV	695257105	05/14/04	N/A	1	Election of directors.	M	For	No, did not receive proxy on time
Pactiv					2	Ratification of Ernst & Young LLP as independent accountants.	M	For	No, did not receive proxy on time
Pactiv					3	To consider other matters that may be properly brought before the meeting.	M	For	No, did not receive proxy on time
Pfizer Incorporated	PFE	717081103	04/22/04	03/29/04	1	Election of directors.	M	For	For
Pfizer Incorporated					2	Ratification of KPMG LLP as independent auditors.	M	For	For
Pfizer Incorporated					3	Approval of the2004 stock plan.	S	Against	Against
Pfizer Incorporated					4	Review of the economic effects of the HIV/Aids, TB and Malaria Pandemics on the company's business strategy.	S	Against	Against
Pfizer Incorporated					5	Report on political contributions.	S	Against	Against
Pfizer Incorporated					6	Report on the resources devoted to supporting political entities or candidates.	S	Against	Against
Pfizer Incorporated					7	Impose term limits on directors.	S	Against	Against
Pfizer Incorporated					8	Report on increasing access to Pfizer.	S	Against	Against
Pfizer Incorporated					9	Report on stock options.	S	Against	Against
Pfizer Incorporated					10	Report on Vitro testing.	S	Against	Against
Qualcomm, Incorporated	QCOM	747525103	03/02/04	01/22/04	1	Election of directors.	M	For	For
Qualcomm, Incorporated					2	To approve an amendment to the 2001 stock option plan.	M	For	For
Qualcomm, Incorporated					3	Approval of the accounting firm of Pricewaterhouse Coopers LLP.	M	For	For
Qualcomm, Incorporated					4	Elimination of a classified board.	S	Against	For
SLM Corporation	SLM	32480845	05/13/04	04/30/04	1	Election of directors.	M	For	For
SLM Corporation					2	Adoption of the incentive plan.	M	For	For
SLM Corporation					3	Ratification of Pricewaterhouse Coopers LLP as independent auditors.	M	For	For
Stic Prime Portfolio-Personal Invest CL		825251887	10/21/03	10/11/03	1	Election of directors.	M	For	For
Stic Prime Portfolio-Personal Invest CL					2	Approve an agreement and plan of reorganization by the company.	M	For	For
Stryker Corporation	SYK	863667101	04/20/04	03/22/04	1	Election of directors.	M	For	For
Stryker Corporation					2	Approval of the amendment to increase the authorized common stock.	M	For	For
Target Corporation	TGT	87612106	05/19/04	05/01/04	1	Election of directors.	M	For	For
Target Corporation					2	Ratification of Ernst & Young LLP as independent auditors.	M	For	For
Target Corporation					3	Approval of the long-term incentive plan.	M	For	For
The Coca Cola Company	KO	191216100	04/21/04	03/15/04	1	Election of directors.	M	For	For
The Coca Cola Company					2	Ratification of Ernst & Young LLP as independent auditors.	M	For	For
The Coca Cola Company					3	Report relating to global HIV/AIDS pandemic.	M	For	For
The Coca Cola Company					4	A stock option glass ceiling report.	S	Against	Against
The Coca Cola Company					5	Executive compensation disclosure.	S	Against	Against
The Coca Cola Company					6	Restricted stock options.	S	Against	Against
The Coca Cola Company					7	Senior executive participation in the company's compensation and deferral investment program.	S	Against	Against
The Coca Cola Company					8	Report on China business principles.	S	Against	Against
The Coca Cola Company					9	Seperate positions of CEO and chairman.	S	Against	For
The McGraw-Hill Companies, Inc.	MHP	580645109	04/28/04	04/19/04	1	Election of directors.	M	For	For
The McGraw-Hill Companies, Inc.					2	Approval of the amended and restated 2002 stock incentive plan.	M	For	For
The McGraw-Hill Companies, Inc.					3	Ratification of independent auditors.	M	For	For
The McGraw-Hill Companies, Inc.					4	Any adoption, maintenance or extension of a poison pill shall be put to a shareholder vote.	S	Against	For
The Procter & Gamble Company	PG	742718109	10/14/03	09/09/03	1	Election of directors.	M	For	For
The Procter & Gamble Company					2	Ratify appointment of auditors.	M	For	For
The Procter & Gamble Company					3	Approve the 2003 non-employee director's stock plan.	M	For	For
The Procter & Gamble Company					4	Annual elections of the board of directors.	S	Against	For
The Procter & Gamble Company					5	A policy to identify and label all food products manufactured or sold by the company that may contain GE ingredients.	S	Against	Against
U.S. Bancorp	USB	902973304	04/20/04	04/12/04	1	Election of directors.	M	For	For
U.S. Bancorp					2	Ratification of Ernst & Young LLP as independent auditors.	M	For	For
U.S. Bancorp					3	Replace the compensation system for senior executives.	S	Against	Against
U.S. Bancorp					4	Supplemental executive retirement benefits.	S	Against	Against
U.S. Bancorp					5	Simple majority voting.	S	Against	For
United Health Group Incorporated	UNH	91324P102	05/12/04	04/23/04	1	Election of directors.	M	For	For
United Health Group Incorporated					2	Ratification of Deloitte & Touche LLP as independent auditors.	M	For	For
United Health Group Incorporated					3	Expensing of stock options in the annual report.	S	Against	For
United Health Group Incorporated					4	Replacement of stock options with restricted stocks.	S	Against	Against
United Technologies Corporation	UTX	913017109	04/14/04	03/15/04	1	Election of directors.	M	For	For
United Technologies Corporation					2	Appointment of independent auditors.	M	For	For
United Technologies Corporation					3	Disclosure of executive compensation.	S	Against	Against
United Technologies Corporation					4	Ethical criteria for military contracts.	S	Against	Against
United Technologies Corporation					5	Performance based senior executive stock options.	S	Against	Against
United Technologies Corporation					6	An independent chairman of the board.	S	Against	For
Walgreen Company	WAG	931422109	01/14/04	12/12/03	1	Election of directors.	M	For	For
Walgreen Company					2	Approval of the amended and restated non-employee director stock plan.	M	For	For
Walmart Stores, Inc.	WMT	931142103	06/04/04	05/20/04	1	Election of directors.	M	For	For
Walmart Stores, Inc.					2	Approval of the ASDA colleague share ownership plan 1999.	M	For	For
Walmart Stores, Inc.					3	Approval of the ASDA sharesave plan 2000.	M	For	For
Walmart Stores, Inc.					4	Approval of the 2004 associate stock purchase plan.	M	For	For
Walmart Stores, Inc.					5	Ratification of independent accountants.	M	For	For
Walmart Stores, Inc.					6	Required independent chairman.	S	Against	Against
Walmart Stores, Inc.					7	Issue a sustainability report.	S	Against	Against
Walmart Stores, Inc.					8	Proposal on equity compensation.	S	Against	Against
Walmart Stores, Inc.					9	Issue a report on genetically engineered foods.	S	Against	Against
Walmart Stores, Inc.					10	Issue a equal opportunity report.	S	Against	Against
Walmart Stores, Inc.					11	Approval of participation in the officer deferred compensation plan.	S	Against	Against
Washington Mutual, Inc.	WM	939322103	04/20/04	04/13/04	1	Election of directors.	M	For	For
Washington Mutual, Inc.					2	Ratification of Deloitte & Touche LLP as independent auditors.	M	For	For
Washington Mutual, Inc.					3	Proposal to replace the current system of compensation for senior executives.	S	Against	Against
Wells Fargo & Company	WFC	949746101	04/27/04	04/16/04	1	Election of directors.	M	For	For
Wells Fargo & Company					2	To approve the supplemental 410(K) plan.	M	For	For
Wells Fargo & Company					3	Ratification of KPMG LLP as independent auditors.	M	For	For
Wells Fargo & Company					4	The expensing of stock options in the annual report.	S	Against	For
Wells Fargo & Company					5	Restricted stock options.	S	Against	Against
Wells Fargo & Company					6	A report on executive compensation and predatory lending.	S	Against	Against
Wells Fargo & Company					7	A report on political contributions.	S	Against	Against
Wyeth	WYE	983024100	04/22/04	04/01/04	1	Election of directors.	M	For	For
Wyeth					2	Ratification of independent publis accountants.	M	For	For
Wyeth					3	Adoption of the proposal on access to and affordability of prescription drugs.	S	Against	Against
Wyeth					4	Adoption of the proposal on animal testing.	S	Against	Against
Yum! Brands, Inc.	YUM	988498101	05/20/04	05/10/04	1	Election of directors.	M	For	For
Yum! Brands, Inc.					2	Approval of the executive incentive compensation plan.	M	For	For
Yum! Brands, Inc.					3	Ratification of independent auditors.	M	For	For
Yum! Brands, Inc.					4	Sustainability report.	S	Against	Against
Yum! Brands, Inc.					5	Smoke-free facilities.	S	Against	Against
Yum! Brands, Inc.					6	Implication of the McBride principles.	S	Against	Against
Yum! Brands, Inc.					7	Report on the effects of genetically engineered foods.	S	Against	Against
Yum! Brands, Inc.					8	Report on animal welfare standards.	S	Against	Against
Zimmer Holdings, Inc.	ZMH	98956P102	07/22/03	07/15/03	1	The issuance of shares of common stock in connection with the exchange offers for Centerpulse AG and Incentive Capital AG.	M	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             Capstone Series Fund, Inc.

By (Signature and Title)           /s/ Edward L. Jaroski

                                              Edward L. Jaroski, President

Date                                       August 27, 2004